Income tax (Narrative) (Details) ¥ in Thousands	Dec. 31, 2016 CNY (¥) item
Income Tax [Line Items]
Operating loss carryforwards | ¥	¥ 24,461
Number of subsidiaries provided no valuation allowance | item	2